Minimum Net Obligations under Sales, Gathering and Transportation Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Oil and Gas Delivery Commitments and Contracts [Line Items]
2013	$ 8,411
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576
Total	$ 441,330